Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Exchange Rates for the Functional and Operating Currencies

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the presentation currency:

	Exchange rates* at			Average exchange rates* for the year ended
Currency	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017	December 31, 2016
U.S. dollar	69.47	57.60	60.66	62.71	58.35	67.03
Euro	79.46	68.87	63.81	73.95	65.90	74.23

(*)	Exchange rates shown in Russian rubles for one currency unit.

Summary of Useful Lives

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15

Summary of Impact of IFRS 16 on Consolidated Statemtent of Financial Position

Impact on the consolidated statement of financial position (increase/(decrease)) as of January 1, 2019:

Millions of Russian rubles
Assets
Property, plant and equipment (right-of-use assets)	2,636
Deferred tax asset	28

Total assets	2,664

Liabilities
Non-current lease liabilities	3,099
Current lease liabilities	111

Total liabilities	3,210

Net impact on equity	(546)